Convertible Debt Instruments - Valuation Inputs (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Disclosure of detailed information about borrowings [line items]
Exchange rate	0.154
Share price	$ 207
Convertible debt instruments | Probability of a qualifying financing event taking place
Disclosure of detailed information about borrowings [line items]
Unobservable input, liabilities	95
Convertible Debt 1 | Discount rate
Disclosure of detailed information about borrowings [line items]
Unobservable input, liabilities	39
Convertible Debt 2 | Discount rate
Disclosure of detailed information about borrowings [line items]
Unobservable input, liabilities	25